Risk Management Activities (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Amortization of weather derivative premium		$ 966	$ 912	$ 1,035
Weather Contract
Derivative [Line Items]
Derivative instruments not designated as hedging instruments, potential cash proceeds from Contract		30,000
Payments of derivative issuance costs		$ 1,000	900
Term of Contract		1 year
Amortization of weather derivative premium		$ 400	$ 400
Propane | Commodity Contract
Derivative [Line Items]
Payments Receipts on Commodity Derivatives Settled	$ 8,700